Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
The Davey 401KSOP and ESOP
EIN: 34-0176110              Plan Number: 004
Schedule H, Question 4a
Schedule of Delinquent Participant Contributions
December 31, 2025

	Total That Constitute Nonexempt Prohibited Transactions
	Contributions Not Corrected	Contributions Corrected Outside VFCP		Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51
Participant Contributions Transferred Late to the Plan
Check here if late participant loan contributions are included
2025 participant contributions transferred late to the Plan	$—	$411,407	*	$—	$—
2024 participant contributions transferred late to the Plan	$—	$—		$—	$1,200	**
2023 participant contributions transferred late to the Plan	$—	$—		$—	$8,375	**

* The Company will file Form 5330 with the IRS and pay the required excise tax on the transactions
** The Company has filed the appropriate forms and paid the excise tax on the transactions

EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	$ 411,407
RemittanceTwoYearPrior
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Corrected	8,375
RemittanceOneYearPrior
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 1,200